Short-term Borrowings and Long-term Debt - Fair Value of Debt (Details) - USD ($) $ in Billions	Dec. 31, 2017	Dec. 31, 2016
Fair Value of Debt
Weighted average cost of borrowings	3.13%	2.40%
Level 2
Fair Value of Debt
Fair value of debt	$ 1.4